Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Number of operating segments | segment	3	2
Revenue | $	$ 30,621	$ 21,743	$ 13,164
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue | $	$ 0	$ 0	$ 0